Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Business Acquisitions [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The preliminary purchase price allocation, which is subject to change and may be subsequently adjusted to reflect final valuation results and other adjustments, is shown below.

Purchase price	$297
Cash acquired	(31)
Purchase price net of cash acquired	$266

Assets Acquired:
Accounts receivable	$210
Inventories	100
Property and equipment	137
Contractually reimbursable engineering costs	77
Intangible assets	16
Other assets acquired	24
Total assets acquired	$564
Liabilities Assumed:
Accounts payable	$176
Other liabilities assumed	81
Total liabilities assumed	$257
Non-controlling interests	41
Total purchase price allocation	$266
The preliminary purchase price allocation, which is subject to change and may be subsequently adjusted to reflect final valuation results and other adjustments, is shown below.

Purchase price	$46

Property and equipment	$30
Intangible assets	8
Goodwill	8
Total purchase price allocation	$46
Visteon determined the purchase price of YFVE to be $293 million, representing the aggregate of the consideration transferred to acquire the additional 11% ownership interest in YFVE, the estimated fair value of Visteon's previous 40% equity interest in YFVE, and the estimated fair value of the 49% non-controlling interest in YFVE, as follows:

November 1, 2013
(Dollars in Millions)
Cash paid for additional 11% interest in YFVE	$58
Fair value of Visteon's previous 40% equity interest in YFVE	97
Fair value of 49% non-controlling interest in YFVE	138
Total YFVE purchase price	$293

Business Acquisition, Pro Forma Information [Table Text Block]
Pro forma financial information is presented in the following table for the years ended December 31, 2013 and 2014, as if the Electronics Acquisition had occurred on January 1, 2013. The pro forma financial information is unaudited and is provided for informational purposes only and does not purport to be indicative of the results which would have actually been attained had the acquisition occurred on January 1, 2013, or that may be attained in the future.

	Year Ended December 31
	2014	2013
	(Dollars in Millions, Unaudited)
Sales	$3,282	$3,028
Gross margin	$408	$337
(Loss) income from continuing operations before income taxes	$(29)	$639